Note 10 - Other Current and Non-current Assets - Components of Prepaid Expenses, Deposits, and Other Current Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Prepaid expenses and deposits	$ 45,709	$ 35,078
Customer acquisition costs	75,707	31,852
Green certificates	39,749	42,230
Gas delivered in excess of consumption	3,121	2,715
Inventory	4,954	339
Current prepayments and other current assets	169,240	112,214
Customer acquisition costs	46,416	17,101
Income taxes recoverable	3,096	2,336
Other long-term assets		550
Other non-current assets	$ 49,512	$ 19,987